RELATED PARTY TRANSACTIONS	6 Months Ended	12 Months Ended
	Jun. 30, 2012	Dec. 31, 2011
RELATED PARTY TRANSACTIONS
9.	RELATED PARTY TRANSACTIONS

Management Agreement — In connection with the acquisition of our business from International Paper Company on August 1, 2006, we entered into a management agreement with certain affiliates of Apollo Management, L.P., or “Apollo,” relating to the provision of certain financial and strategic advisory services and consulting services, which will expire on August 1, 2018. Under the management agreement, at any time prior to the expiration of the agreement, Apollo has the right to act, in return for additional fees to be mutually agreed by the parties to the management agreement, as our financial advisor or investment banker for any merger, acquisition, disposition, financing or the like if we decide to engage someone to fill such role. In the event that we are not able to come to an agreement with Apollo in connection with such role, at the closing of any merger, acquisition, disposition or financing or any similar transaction, we have agreed to pay Apollo a fee equal to 1% of the aggregate enterprise value (including the aggregate value of equity securities, warrants, rights and options acquired or retained; indebtedness acquired, assumed or refinanced; and any other consideration or compensation paid in connection with such transaction). We agreed to indemnify Apollo and its affiliates and their directors, officers and representatives for losses relating to the services contemplated by the management agreement and the engagement of affiliates of Apollo pursuant to, and the performance by them of the services contemplated by, the management agreement.

Distributions to Verso Finance — Verso Paper Finance Holdings LLC (“Verso Finance”), our parent company, has a senior unsecured term loan which matures on February 1, 2013. The loan allows Verso Finance to pay interest either in cash or in kind through the accumulation of the outstanding principal amount. Verso Finance elected to exercise the PIK option for $3.0 million and $2.7 million of interest payments due in the first six months of 2012 and 2011, respectively. Verso Finance has no independent operations; consequently, all cash flows used to service its remaining debt obligation will need to be received via distributions from us. We made negligible distributions on behalf of Verso Finance for the six months ended June 30, 2012, and made no distributions for the same period in 2011. We have no obligation to make distributions to Verso Finance.

Verso Quinnesec Renewable Energy Project — On December 29, 2010, Verso Quinnesec REP LLC, an indirect, wholly owned subsidiary, entered into a financing transaction with Chase NMTC Verso Investment Fund, LLC, or the “Investment Fund,” a consolidated variable interest entity (see Note 11 — New Market Tax Credit Entities). Under this arrangement, we loaned $23.3 million to Verso Finance at an interest rate of 6.5% per year and with a maturity of December 29, 2040, and Verso Finance, in turn, loaned the funds on similar terms to the Investment Fund. The Investment Fund then contributed the loan proceeds to certain community development entities, which, in turn, loaned the funds on similar terms to Verso Quinnesec REP LLC as partial financing for the renewable energy project at our mill in Quinnesec, Michigan. As of both June 30, 2012, and December 31, 2011, we had a $23.3 million long-term receivable due from Verso Finance, representing these funds and accrued interest receivable of $0.1 million, while the Investment Fund had an outstanding loan of $23.3 million due to Verso Finance and accrued interest payable of $0.1 million. In addition, for the three-month and six-month periods ended June 30, 2012 and 2011, we recognized interest income from Verso Finance of $0.4 million and $0.8 million, respectively, and the Investment Fund recognized interest expense to Verso Finance of $0.4 million and $0.8 million, respectively.

Verso Paper Corp. — As of June 30, 2012 and December 31, 2011, we had $0.7 million and $0.9 million, respectively, in current payables due to Verso Paper Corp. We have made distributions to pay expenses on behalf of Verso Paper Corp. Distributions for the six months ended June 30, 2012, were negligible. No distributions were made for the six months ended June 30, 2011.

14.	RELATED PARTY TRANSACTIONS

Sales to and Purchases from xpedx and International Paper — We had net sales to xpedx, a subsidiary of International Paper, and its affiliated companies of approximately $158.0 million, $175.9 million and $138.8 million, for the years ended December 31, 2011, 2010, and 2009, respectively. For the year ended December 31, 2011, sales to xpedx and its affiliated companies accounted for approximately 9% of our net sales. We had purchases from related parties, primarily xpedx and its affiliated companies, of approximately $7.0 million, $6.2 million and $4.6 million, respectively, included in cost of products sold for the years ended December 31, 2011, 2010, and 2009, respectively.

Accounts receivable from and payable to xpedx and International Paper — We had accounts receivable from xpedx and its affiliated companies of approximately $9.9 million and $12.2 million for the years ended December 31, 2011 and 2010, respectively. We had accounts payable to related parties, primarily xpedx and its affiliated companies, of approximately $0.7 million and $0.8 million for the years ended December 31, 2011 and 2010, respectively.

Management Agreement — Subsequent to the Acquisition, we entered into a management agreement with Apollo, relating to the provision of certain financial and strategic advisory services and consulting services, which will expire on August 1, 2018. Under the management agreement, at any time prior to the expiration of the agreement, Apollo has the right to act, in return for additional fees to be mutually agreed by the parties to the management agreement, as our financial advisor or investment banker for any merger, acquisition, disposition, financing or the like if we decide to engage someone to fill such role. In the event that we are not able to come to an agreement with Apollo in connection with such role, at the closing of any merger, acquisition, disposition or financing or any similar transaction, we have agreed to pay Apollo a fee equal to 1% of the aggregate enterprise value (including the aggregate value of equity securities, warrants, rights and options acquired or retained; indebtedness acquired, assumed or refinanced; and any other consideration or compensation paid in connection with such transaction). We agreed to indemnify Apollo and its affiliates and their directors, officers and representatives for losses relating to the services contemplated by the management agreement and the engagement of affiliates of Apollo pursuant to, and the performance by them of the services contemplated by, the management agreement.

Distributions to Verso Finance — Verso Finance has a senior unsecured term loan which matures on February 1, 2013. The loan allows Verso Finance to pay interest either in cash or in kind through the accumulation of the outstanding principal amount. Verso Finance elected to exercise the PIK option for $5.5 million, $5.1 million, and $8.9 million of interest payments due in 2011, 2010, and 2009, respectively. Verso Finance has no independent operations; consequently, all cash flows used to service its remaining debt obligation will need to be received via distributions from us. We made negligible distributions to Verso Finance for the years ended December 31, 2011, 2010, and 2009. We have no obligation to make distributions to Verso Finance.

During 2009, we contributed $12.5 million to Verso Paper Finance Holdings One LLC to fund purchases of Verso Finance’s term loan. For the year ended December 31, 2009, Verso Paper Finance Holdings One LLC purchased $46.8 million of the term loan for a total purchase price of $12.4 million.

Verso Quinnesec Renewable Energy Project — On December 29, 2010, Verso Quinnesec REP LLC, an indirect, wholly owned subsidiary, entered into a financing transaction with Chase NMTC Verso Investment Fund, LLC, the “Investment Fund,” a consolidated variable interest entity (see Note 17 – New Market Tax Credit Entities). Under this arrangement, we loaned $23.3 million to Verso Finance pursuant to a 6.5% loan due December 29, 2040, and Verso Finance, in turn, loaned the funds on similar terms to the Investment Fund. The Investment Fund then contributed the loan proceeds to certain community development entities, which, in turn, loaned the funds on similar terms to Verso Quinnesec REP LLC as partial financing for the renewable energy project at our mill in Quinnesec, Michigan. As of December 31, 2011, we had a $23.3 million long-term receivable due from Verso Finance, representing these funds and accrued interest receivable of $0.1 million, while the Investment Fund had an outstanding loan of $23.3 million due to Verso Finance and accrued interest payable of $0.1 million. In addition, for the year ended December 31, 2011, we received interest payments of $1.5 million from Verso Finance; and the Investment Fund made interest payments of $1.5 million to Verso Finance.

Verso Paper Corp.— As of December 31, 2011 and 2010, we had $0.9 million in current payables due to Verso Paper Corp. and negligible current receivables due from Verso Paper Corp. We have made distributions to pay expenses on behalf of Verso Paper Corp. Distributions were negligible for 2011 and 2010, and were $2.9 million for 2009. During the first quarter of 2009, Verso Paper Corp. pushed down the assets, liabilities, and equity of Verso Fiber Farm LLC to Verso Paper LLC using a carryover basis.